Employee benefits (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Summary of Employee Costs
a) Employee costs includes

	Year ended March 31,
	2018		2019		2020
Salaries and bonus	₹	261,981	₹	289,005	₹	315,036
Employee benefits plans
Gratuity and other defined benefit plans		1,532		1,459		1,845
Defined contribution plans		7,363		7,372		8,428
Share based compensation		1,347		1,938		1,262

	₹	272,223	₹	299,774	₹	326,571

The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2018		2019		2020
Cost of revenues	₹	228,937	₹	251,818	₹	279,356
Selling and marketing expenses		28,070		30,972		30,763
General and administrative expenses		15,216		16,984		16,452

	₹	272,223	₹	299,774	₹	326,571

Summary of Defined Benefit Plan Actuarial (Gains) Losses Recognized in Other Comprehensive Income
Defined benefit plan actuarial (gains)/ losses recognized in other comprehensive income include:

	Year ended March 31,
	2018		2019		2020
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income - Loss/(Gain)	₹	(18)	₹	(49)	₹	76
Actuarial loss/ (gain) arising from financial assumptions		(296)		73		749
Actuarial loss/ (gain) arising from demographic assumptions		(54)		(40)		227
Actuarial loss/ (gain) arising from experience adjustments		(454)		(266)		194

	₹	(822)	₹	(282)	₹	1,246

Summary of Defined Benefit Plans
Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2018		2019		2020
Current service cost	₹	1,525	₹	1,434	₹	1,782
Net interest on net defined benefit liability/(asset)		7		25		63

Net gratuity cost/(benefit)		1,532		1,459		1,845

Actual return on plan assets	₹	501	₹	607	₹	513

Summary of Change in Present Value of Defined Obligation and Plan Assets
Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2019		2020
Defined benefit obligation at the beginning of the year	₹	8,654	₹	10,485
Acquisitions		1,094		229
Current service cost		1,434		1,782
Interest on obligation		583		652
Benefits paid		(1,047)		(1,123)
Remeasurement loss/(gains)
Actuarial loss arising from financial assumptions		73		749
Actuarial loss/(gain) arising from demographic assumptions		(40)		227
Actuarial loss/(gain) arising from experience adjustments		(266)		194
Translation adjustment		—		270

Defined benefit obligation at the end of the year	₹	10,485	₹	13,465

Change in plan assets is summarized below:

	As at March 31,
	2019		2020
Fair value of plan assets at the beginning of the year	₹	8,507	₹	9,443
Acquisitions		109		58
Expected return on plan assets		558		589
Employer contributions		254		383
Benefits paid		(34)		(95)
Remeasurement (loss)/gains
Return on plan assets excluding interest income - (loss)/gain		49		(76)
Translation adjustment		—		233

Fair value of plan assets at the end of the year	₹	9,443	₹	10,535

Present value of unfunded obligation	₹	(1,042)	₹	(2,930)

Recognized asset/(liability)	₹	(1,042)	₹	(2,930)

Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans
The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2019	2020
Discount rate	6.05%	5.05%
Expected return on plan assets	6.05%	5.05%
Expected rate of salary increase	6.80%	6.60%
Duration of defined benefit obligations	8 years	9 years

Summary of Expected Future Contribution and Estimated Future Benefit Payments
The expected future contribution and estimated future benefit payments from the fund are as follows:

Expected contribution to the fund during the year ending March 31, 2021	₹	3,035

Estimated benefit payments from the fund for the year ending March 31:
2021	₹	1,740
2022		1,343
2023		1,295
2024		1,261
2025		1,226
Thereafter		13,819

Total	₹	20,684

Summary of Fund and Plan Assets of Provident Fund
The details of fund and plan assets are given below:

	As at March 31,
	2019		2020
Fair value of plan assets	₹	53,015	₹	61,397
Present value of defined benefit obligation		(53,015)		(61,397)

Net (shortfall)/ excess	₹	—	₹	—

Provident fund [member]
Statement [LineItems]
Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans
The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2019	2020
Discount rate for the term of the obligation	7.00%	6.05%
Average remaining tenure of investment portfolio	8 years	7 years
Guaranteed rate of return	8.65%	8.50%